Share capital and share premium account - Summary of share buyback (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended											4 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Purchase of treasury shares															£ 1,377	£ 0	£ 0
£700 million program, tranche 1
Share Repurchase Program [Line Items]
Share repurchase program, authorized amount	£ 700											£ 700			700
Number of shares purchased under share buyback programme (in shares)							982,305	12,351,970	17,492,918	14,283,285	3,953,602			49,064,080
Average price paid (£ per share)							£ 15.08	£ 14.13	£ 13.63	£ 15.00	£ 14.65			£ 14.27
Purchase of treasury shares							£ 15	£ 175	£ 238	£ 214	£ 58			£ 700
Authorised purchases unutilised at month end							£ 0	£ 15	£ 189	£ 428	£ 642			0
£419 million program, tranche 2
Share Repurchase Program [Line Items]
Share repurchase program, authorized amount	450											450			450
Number of shares purchased under share buyback programme (in shares)				3,056,373	7,364,050	10,871,850	8,038,188						29,330,461
Average price paid (£ per share)				£ 14.73	£ 14.19	£ 13.99	£ 14.57						£ 14.28
Purchase of treasury shares				£ 45	£ 105	£ 152	£ 117						£ 419
Authorised purchases unutilised at month end				£ 0	£ 76	£ 181	£ 333						0	£ 333
£250 million program, tranche 3
Share Repurchase Program [Line Items]
Share repurchase program, authorized amount	£ 300											£ 300			300
Number of shares purchased under share buyback programme (in shares)	3,410,912	3,840,233	6,998,500	305,000								14,554,645
Average price paid (£ per share)	£ 18.18	£ 17.86	£ 16.39	£ 15.49								£ 17.18
Purchase of treasury shares	£ 62	£ 68	£ 115	£ 5								£ 250
Authorised purchases unutilised at month end	£ 0	£ 112	£ 181	£ 295								£ 0	£ 295		£ 0